EMPLOYEE BENEFITS - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit expense, defined contribution plans	€ 15,729	€ 15,727	€ 13,650
Employee benefits	101,200	59,985
Short-term bonus benefit provision
Disclosure of net defined benefit liability (asset) [line items]
Employee benefits	79,273	36,723
Jubilee benefits provision
Disclosure of net defined benefit liability (asset) [line items]
Employee benefits	€ 3,497	€ 3,332
Years of service achieved	30 years
Italian employee severance indemnity (TFR)
Disclosure of net defined benefit liability (asset) [line items]
Actuarial assumption of discount rates (percent)	0.90%	0.40%	0.70%
Average duration of benefit obligation	8 years